Long-term debt	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Long-term debt	Long-term debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		June 30,	December 31,
					2023	2022
Senior unsecured revolving credit facilities (a)	—	2024-2028	N/A		$801,929	$351,786
Senior unsecured bank credit facilities and delayed draw term facility	—	2023-2031	N/A		788,906	773,643
Commercial paper	—	2024	N/A		498,613	407,000
U.S. dollar borrowings
Senior unsecured notes (Green Equity Units)	1.18%	2026		$1,150,000	1,143,856	1,142,814
Senior unsecured notes (b)	3.38%	2023-2047		$1,490,000	1,481,682	1,496,101
Senior unsecured utility notes	6.34%	2023-2035		$142,000	153,435	154,271
Senior secured utility bonds	4.71%	2026-2044		$556,203	552,479	554,822
Canadian dollar borrowings
Senior unsecured notes	3.68%	2027-2050	C$	1,200,000	903,360	882,899
Senior secured project notes	10.21%	2027	C$	18,512	13,982	15,024
Chilean Unidad de Fomento borrowings
Senior unsecured utility bonds	3.98%	2028-2040	CLF	1,579	81,532	77,206
					$6,419,774	$5,855,566
Subordinated borrowings
Subordinated unsecured notes	5.25%	2082	C$	400,000	298,033	$291,238
Subordinated unsecured notes	5.56%	2078-2082		$1,387,500	1,365,340	1,365,213
					$1,663,373	$1,656,451
					$8,083,147	$7,512,017
Less: current portion					(513,803)	(423,274)
					$7,569,344	$7,088,743
Short-term obligations of $760,386 that are expected to be refinanced using the long-term credit facilities are presented as long-term debt.
Long-term debt issued at a subsidiary level (project notes or utility bonds) relating to a specific operating facility is generally collateralized by the respective facility with no other recourse to the Company. Long-term debt issued at a subsidiary level whether or not collateralized generally has certain financial covenants, which must be maintained on a quarterly basis. Non-compliance with the covenants could restrict cash distributions/dividends to the Company from the specific facilities.
7.Long-term debt (continued)
The following table sets out the bank credit facilities available to AQN and its operating groups:

	June 30,	December 31,
	2023	2022
Revolving and term credit facilities	$4,564,000	$4,513,300
Funds drawn on facilities/commercial paper issued	(2,089,600)	(1,532,493)
Letters of credit issued	(407,900)	(465,200)
Liquidity available under the facilities	$2,066,500	$2,515,607
Undrawn portion of uncommitted letter of credit facilities	(307,600)	(226,900)
Cash on hand	100,258	57,623
Total liquidity and capital reserves	$1,859,158	$2,346,330
Recent financing activities:
(a)Senior unsecured revolving credit facilities
Corporate
On June 1, 2023, the Company terminated its former $50,000 uncommitted bi-lateral credit facility.
(b)U.S. dollar senior unsecured notes
Subsequent to quarter-end, on July 31, 2023 the Company repaid a $75,000 senior unsecured note on its maturity.
As of June 30, 2023, the Company had accrued $71,703 in interest expense (December 31, 2022 - $70,274). Interest expense for the three and six months ended June 30, 2023 and 2022 consists of the following:

	Three months ended June 30		Six months ended June 30
	2023	2022	2023	2022
Long-term debt	$65,046	$65,746	$128,814	$127,832
Commercial paper, credit facility draws and related fees	27,714	5,466	52,139	9,051
Accretion of fair value adjustments	(824)	(4,471)	(4,223)	(9,014)
Capitalized interest and AFUDC capitalized on regulated property	(4,420)	(906)	(8,304)	(2,136)
Other	2,147	(1,262)	3,155	(3,217)
	$89,663	$64,573	$171,581	$122,516